                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                    1933 Act File No. 333-123467
                                                     1940 Act File No. 811-21732

Direct Dial: (215) 564-8027

                                 August 4, 2006

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re:  MGI Funds (the "Registrant")
               SEC File Nos. 333-123467 and 811-21732
               Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under Section 6 of the
Securities Act of 1933, as amended, this letter serves as certification that the form of  Prospectuses  and Statement of Additional  Information  that would have been filed under  paragraph  (c) of Rule 497 would not have  differed from those contained in Post-Effective Amendment No. 2/4 filed electronically with the U.S.
Securities and Exchange Commission on July 28, 2006.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                           Very truly yours,

                                           /s/ Mark A. Sheehan
                                           Mark A. Sheehan